Cost of raw materials and consumables (Tables)	12 Months Ended
Dec. 31, 2022
Profit or loss [abstract]
Summary of Cost of Raw Materials and Consumables
The following table provides a breakdown for cost of raw materials and consumables:

	For the years ended December 31,
(€ thousands)	2022	2021	2020
Raw materials	(154,858)	(108,442)	(108,130)
Finished goods	(186,876)	(161,731)	(130,006)
Consumables	(8,362)	(12,951)	(10,909)
Change in raw materials, consumables and finished goods	38,868	(24,822)	131
Other	(92)	(1,663)	(1,655)
Total cost of raw materials and consumables	(311,320)	(309,609)	(250,569)